STOCK OPTION PLAN (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Nov. 04, 2012	Jul. 15, 2012
Notes to Financial Statements
Incentive Distribution, Shares, Max	10,742,127
Options to purchase awarded			1,200,000	1,248,000
Options Contractual Life	10 years
Grant date to fully vested period	4 years
Unrecognized compensation cost		$ 704,553
Weighted Average Period of Unrecognized Compensation Cost		2 years